Income tax recovery and deferred tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Income tax recovery and deferred tax assets and liabilities
Schedule of reconciliation of expected to the actual income tax recovery

	31-Dec-21	31-Dec-20	31-Dec-19
Loss before tax	$(41,325,985)	$(63,079,457)	$(23,291,823)
Statutory tax rate	27%	27%	27%
Expected income tax recovery at the statutory tax rate	(11,158,016)	(17,031,453)	(6,288,792)
Lower rate on foreign subsidiaries	(11,566)	48,161	13,932
Change in estimates	15,204	(115,603)	141,562
Non-deductible items	(4,611,226)	10,299,823	1,920,654
Share issue costs and other	(1,138,691)	(1,372,262)	(281,953)
Temporary differences not recognized	16,905,375	8,138,782	4,415,472
Income tax recovery	$850	$(32,552)	$(79,125)

Schedule of deductible (taxable) temporary differences

	31-Dec-21	31-Dec-20	31-Dec-19
Non-capital loss carry-forwards	$119,117,516	$63,213,473	$35,846,498
Property, plant and equipment	5,792,346	1,845,332	339,632
Share issue costs	7,970,369	6,774,934	3,757,068
SR&ED expenditures	2,941,082	2,941,082	2,430,941
ROU Assets	(1,735,767)	(927,331)	(1,077,556)
Lease libiltiy	1,885,419	1,075,773	1,129,249
Net Investment Assets	—	(38,541)	—
Stock based compensation	1,579,205	—	—
Other	(373,155)	(374,454)	(270,395)
	137,177,015	74,510,268	42,155,437
Deferred tax assets not recognized	(137,177,015)	(74,510,268)	(42,277,892)
Deferred tax liability	—	—	(122,455)
Deferred tax liability (tax effected at 27%)	$—	$—	$(33,063)